SPECIAL TERMINATION ARRANGEMENTS - (Details) - Post Employment Benefits - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SPECIAL TERMINATION ARRANGEMENTS
Post-employment benefits	$ 947,536	$ 609,302
Amounts charged to profit or loss	527,901	125,547
Balances at the beginning	609,302	1,025,488
Charged to profit or loss	527,901	125,547
Benefits paid to participants	(189,667)	(541,733)
Balances at closing	$ 947,536	$ 609,302